Provisions - Summary of Provisions (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Current	₩ 399,984	₩ 443,273
Non-current	589,092	522,969
Provision for bonus payments [member]
Disclosure of other provisions [line items]
Current	93,502	73,441
Non-current	45,031	48,510
Provision for construction warranties [member]
Disclosure of other provisions [line items]
Current	14,519	9,662
Non-current	222,141	217,435
Provision for legal contingencies and claims [member]
Disclosure of other provisions [line items]
Current	24,441	24,275
Non-current	69,050	63,175
Provision for the restoration [member]
Disclosure of other provisions [line items]
Current	5,918	5,307
Non-current	153,613	134,438
Others [member]
Disclosure of other provisions [line items]
Current	261,604	330,588
Non-current	₩ 99,257	₩ 59,411